Investments in Equity Securities (Details) - Schedule of Equity Securities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Investments in equity securities – fair value
Cost	$ 65,301	$ 65,301
Fair Value	364	330
Equity Securities [Member]
Investments in equity securities – fair value
Cost	54,237	54,237
Fair Value	362	328
Rights [Member]
Investments in equity securities – fair value
Cost	11,064	11,064
Fair Value	$ 2	$ 2